Understanding our Financial Statements and the Impact to the Common Shareholder - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Interest and dividend income	$ 114	$ 97	$ 73	$ 230	$ 182	$ 412	$ 7,398	$ 2,082
Trust services and administration revenues (related party of $8, $8, $15, and $15, respectively)	$ (87)	8	129	$ 15	15	$ 30	540	30
Customer ExAlt Trusts
Related Party Transaction [Line Items]
One time fee, percentage	7.00%			7.00%		7.00%
Recurring fee, percentage	2.80%			2.80%		2.80%
Consolidating Eliminations
Related Party Transaction [Line Items]
Interest and dividend income	$ (13,022)	(10,894)	(17,790)	$ (25,028)	(25,205)	$ (50,819)	(55,929)	(51,819)
Trust services and administration revenues (related party of $8, $8, $15, and $15, respectively)	(6,482)	(7,767)	(8,408)	(13,050)	(15,049)	(29,012)	(20,258)	(19,379)
Provision for credit losses	$ (60,502)	17,069	(34,121)	$ (69,998)	(26,032)	$ (80,749)	(8,881)	(5,378)
Minimum
Related Party Transaction [Line Items]
Expected life						7 years
Minimum | Customer ExAlt Trusts
Related Party Transaction [Line Items]
Interest rate	5.00%			5.00%		7.00%
Maximum
Related Party Transaction [Line Items]
Expected life						10 years
Maximum | Customer ExAlt Trusts
Related Party Transaction [Line Items]
Interest rate	14.00%			14.00%		14.00%
Ben Liquidity | Consolidating Eliminations
Related Party Transaction [Line Items]
Interest and dividend income	$ 13,022	10,894	17,790	$ 25,028	25,205	$ 50,819	55,929	51,819
Trust services and administration revenues (related party of $8, $8, $15, and $15, respectively)	0	0	0	0	0	0	0	0
Provision for credit losses	60,502	(17,069)	34,121	69,998	26,032	80,749	8,881	5,378
Ben Custody | Consolidating Eliminations
Related Party Transaction [Line Items]
Interest and dividend income	0	0	0	0	0	0	0	0
Trust services and administration revenues (related party of $8, $8, $15, and $15, respectively)	6,482	7,767	8,408	13,050	15,049	29,012	20,258	19,379
Provision for credit losses	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0